AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Long-Term Investments — 97.8%
Common Stocks — 96.0%
Agricultural & Farm Machinery — 1.5%
AGCO Corp.	19,739	$ 1,494,243
CNH Industrial NV (United Kingdom)	175,252	1,785,280
Toro Co. (The)	36,814	2,698,466
		5,977,989
Aluminum — 0.4%
Alumina Ltd. (Australia)	1,013,675	1,623,361
Biotechnology — 0.0%
Calyxt, Inc.*(a)	15,592	87,939
Commodity Chemicals — 1.3%
Dow, Inc.	38,764	1,847,105
Orion Engineered Carbons SA (Luxembourg)	45,041	752,635
Westlake Chemical Corp. (a)	35,500	2,325,960
		4,925,700
Construction & Engineering — 1.1%
Jacobs Engineering Group, Inc. (a)	33,882	3,100,203
Valmont Industries, Inc.	9,288	1,285,831
		4,386,034
Construction Machinery & Heavy Trucks — 0.6%
Epiroc AB (Sweden), (Class B Stock)	210,943	2,177,795
Copper — 1.5%
Antofagasta PLC (Chile)	108,358	1,192,179
ERO Copper Corp. (Canada) *	85,569	1,249,772
Lundin Mining Corp. (Chile)	309,700	1,456,339
Southern Copper Corp. (Peru)	58,550	1,998,311
		5,896,601
Diversified Chemicals — 0.4%
Incitec Pivot Ltd. (Australia)	762,104	1,741,321
Diversified Metals & Mining — 4.8%
BHP Group Ltd. (Australia)	116,107	2,886,929
Boliden AB (Sweden)	219,181	5,046,510
Independence Group NL (Australia)	635,117	2,758,579
Rio Tinto PLC (Australia)	44,959	2,329,610
South32 Ltd. (Australia)	1,221,658	2,157,375
Sumitomo Metal Mining Co. Ltd. (Japan)	58,900	1,835,599
Teck Resources Ltd. (Canada), (Class B Stock) (a)	118,649	1,925,673
		18,940,275
Electric Utilities — 6.7%
Alliant Energy Corp.	42,900	2,313,597
American Electric Power Co., Inc.	30,248	2,833,935
Entergy Corp.	20,548	2,411,513
Evergy, Inc.	30,846	2,053,110
Eversource Energy (a)	40,378	3,451,108
NextEra Energy, Inc.	41,029	9,559,347
Xcel Energy, Inc.	54,363	3,527,615
		26,150,225
	Shares	Value
Common Stocks (continued)
Electrical Components & Equipment — 0.6%
Schneider Electric SE (France)	20,586	$ 1,804,903
SGL Carbon SE (Germany) *(a)	77,795	370,366
		2,175,269
Fertilizers & Agricultural Chemicals — 2.0%
CF Industries Holdings, Inc.	85,696	4,216,243
Corteva, Inc.	43,102	1,206,856
Yara International ASA (Norway)	52,125	2,247,191
		7,670,290
Forest Products — 1.2%
Interfor Corp. (Canada) *(a)	127,046	1,342,525
West Fraser Timber Co. Ltd. (Canada)	81,291	3,252,008
		4,594,533
Gas Utilities — 1.6%
Atmos Energy Corp.	54,655	6,224,658
Gold — 3.6%
Alacer Gold Corp. *	91,323	368,780
Franco-Nevada Corp. (Canada)	15,990	1,457,005
Kirkland Lake Gold Ltd. (Canada)	95,342	4,271,085
Northern Star Resources Ltd. (Australia)	436,024	3,232,374
Osisko Gold Royalties Ltd. (Canada) (a)	92,413	858,666
Saracen Mineral Holdings Ltd. (Australia) *	1,076,550	2,504,811
SEMAFO, Inc. (Canada) *	393,694	1,262,935
		13,955,656
Heavy Electrical Equipment — 0.0%
Bloom Energy Corp. (Class A Stock)*(a)	16,829	54,694
Industrial Gases — 5.8%
Air Products & Chemicals, Inc.	50,164	11,129,385
Linde PLC (United Kingdom)	60,462	11,712,699
		22,842,084
Industrial Machinery — 2.9%
Flowserve Corp.	39,604	1,849,903
Rotork PLC (United Kingdom)	158,791	607,187
Sandvik AB (Sweden)	157,190	2,445,943
Wartsila OYJ Abp (Finland) (a)	194,076	2,169,565
Weir Group PLC (The) (United Kingdom)	107,938	1,885,482
Xylem, Inc.	29,672	2,362,485
		11,320,565
Integrated Oil & Gas — 15.2%
BP PLC (United Kingdom)	1,782,512	11,290,067
Chevron Corp.	32,971	3,910,361
Eni SpA (Italy)	79,755	1,219,814
Equinor ASA (Norway)	292,042	5,540,164
Exxon Mobil Corp.	53,280	3,762,101
Galp Energia SGPS SA (Portugal)	293,282	4,419,553
Occidental Petroleum Corp.	108,582	4,828,641
A1

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value
Common Stocks (continued)
Integrated Oil & Gas (cont’d.)
Royal Dutch Shell PLC (Netherlands), (Class B Stock)	41,237	$ 1,215,395
Suncor Energy, Inc. (Canada)	86,032	2,716,890
TOTAL SA (France)	389,800	20,325,999
		59,228,985
IT Consulting & Other Services — 0.4%
KBR, Inc.	66,690	1,636,573
Metal & Glass Containers — 2.5%
Ball Corp.	83,907	6,109,269
Silgan Holdings, Inc.	62,600	1,880,191
Vidrala SA (Spain)	20,831	1,747,701
		9,737,161
Multi-Utilities — 0.7%
Sempra Energy	17,700	2,612,697
Oil & Gas Equipment & Services — 4.3%
Cactus, Inc. (Class A Stock) *	21,140	611,792
Dril-Quip, Inc. *(a)	29,274	1,468,969
Halliburton Co.	161,653	3,047,159
Hunting PLC (United Kingdom)	169,405	954,204
Liberty Oilfield Services, Inc. (Class A Stock) (a)	65,026	704,231
Schlumberger Ltd.	187,319	6,400,690
Schoeller-Bleckmann Oilfield Equipment AG (Austria)	13,760	820,072
Tenaris SA (Luxembourg)	251,787	2,676,410
		16,683,527
Oil & Gas Exploration & Production — 15.7%
Aker BP ASA (Norway)	6,057	162,216
Cabot Oil & Gas Corp.	112,201	1,971,371
Cairn Energy PLC (United Kingdom) *	562,451	1,326,590
Concho Resources, Inc.	119,543	8,116,970
ConocoPhillips	141,641	8,070,704
Continental Resources, Inc. *	128,139	3,945,400
Devon Energy Corp.	137,698	3,313,014
Diamondback Energy, Inc. (a)	60,779	5,464,640
EOG Resources, Inc.	118,489	8,794,254
Hurricane Energy PLC (United Kingdom) *(a)	1,117,233	584,162
Jagged Peak Energy, Inc. *(a)	150,519	1,092,768
Kelt Exploration Ltd. (Canada) *	183,977	483,255
Kosmos Energy Ltd. (Ghana)	388,522	2,424,377
Lundin Petroleum AB (Sweden)	119,949	3,600,107
Magnolia Oil & Gas Corp. (Class A Stock) *(a)	154,672	1,716,859
Pioneer Natural Resources Co.	50,616	6,365,974
Seven Generations Energy Ltd. (Canada), (Class A Stock) *	280,159	1,780,533
WPX Energy, Inc. *(a)	180,692	1,913,528
		61,126,722
Oil & Gas Refining & Marketing — 2.6%
Marathon Petroleum Corp.	52,755	3,204,866
Phillips 66	35,494	3,634,586
	Shares	Value
Common Stocks (continued)
Oil & Gas Refining & Marketing (cont’d.)
Valero Energy Corp.	36,910	$ 3,146,208
		9,985,660
Oil & Gas Storage & Transportation — 3.3%
Enbridge, Inc. (Canada)	79,606	2,792,579
Targa Resources Corp.	26,900	1,080,573
TC Energy Corp. (Canada) (a)	177,317	9,183,247
		13,056,399
Packaged Foods & Meats — 1.1%
Sanderson Farms, Inc.	27,837	4,212,573
Paper Packaging — 2.2%
Avery Dennison Corp.	22,210	2,522,390
International Paper Co.	69,284	2,897,457
Packaging Corp. of America	30,200	3,204,220
		8,624,067
Paper Products — 0.5%
Mondi PLC (United Kingdom)	103,292	1,976,365
Research & Consulting Services — 0.4%
Intertek Group PLC (United Kingdom)	23,863	1,608,482
Semiconductor Equipment — 0.4%
Entegris, Inc.	34,100	1,604,746
Specialty Chemicals — 10.7%
Akzo Nobel NV (Netherlands)	34,986	3,120,284
Croda International PLC (United Kingdom)	53,236	3,173,837
DuPont de Nemours, Inc.	54,102	3,858,014
Koninklijke DSM NV (Netherlands)	39,445	4,747,401
PPG Industries, Inc.	42,025	4,980,383
Quaker Chemical Corp.	18,024	2,850,315
RPM International, Inc.	94,744	6,519,335
Sherwin-Williams Co. (The)	11,751	6,461,522
Symrise AG (Germany)	25,992	2,529,306
Umicore SA (Belgium)	42,521	1,605,022
Victrex PLC (United Kingdom)	68,918	1,824,532
		41,669,951

Total Common Stocks (cost $380,168,459)		374,508,897
Preferred Stocks — 1.8%
Electric Utilities — 0.6%
American Electric Power Co., Inc., CVT, (PRFC), 6.125%	24,264	1,336,461
Southern Co. (The), CVT, 6.750% *	20,689	1,107,068
		2,443,529
Multi-Utilities — 0.7%
Sempra Energy, Series A, CVT, 6.000%	21,598	2,552,884
Specialty Chemicals — 0.3%
International Flavors & Fragrances, Inc., CVT, 6.000%	27,224	1,280,617

A2

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2019 (unaudited)
	Shares	Value

Preferred Stocks (continued)
Water Utilities — 0.2%
Aqua America, Inc., CVT, 6.000%(a)	11,019	$ 667,751

Total Preferred Stocks (cost $6,445,520)		6,944,781

Total Long-Term Investments (cost $386,613,979)		381,453,678
Short-Term Investments — 9.3%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	5,929,938	5,929,938
PGIM Institutional Money Market Fund (cost $30,229,940; includes $30,169,125 of cash collateral for securities on loan)(b)(w)	30,225,773	30,228,796

Total Short-Term Investments (cost $36,159,878)		36,158,734

TOTAL INVESTMENTS—107.1% (cost $422,773,857)		417,612,412

Liabilities in excess of other assets — (7.1)%		(27,607,290)

Net Assets — 100.0%		$ 390,005,122

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
CVT	Convertible Security
PRFC	Preference Shares

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $29,110,620; cash collateral of $30,169,125 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A3